Subsequent Events (10K) (Details Narrative) (USD $)	0 Months Ended
	Mar. 03, 2015	Mar. 04, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 19, 2015
Common stock par value			$ 0.001	$ 0.001	$ 0.001
Common stock price per share			$ 1.02
Warrant exercise price per share			$ 1.28
Subsequent Event [Member]
Common stock price per share						$ 1.00
Subsequent Event [Member] | Nasdaq [Member]
Percentage of conversion of note exceed				19.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Convertible notes		$ 350,000
Debt instrument accrued interest rate		12.00%
Notes payable maturity date		Jan. 29, 2016
Sale of common stock	3,500,960
Common stock par value	$ 0.001
Common stock price per share	$ 1.02
Issuance of warrant to purchases of common stock, shares	2,735,132
Warrant exercise price per share	$ 1.28
Percentage of purchase price	1.50%
Cash payment	$ 52,500